Subsequent Events (Details Narrative) (10-K) - USD ($)				1 Months Ended				3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 05, 2021	Jan. 02, 2021	Jul. 02, 2020	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	May 31, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Stock issued during period value									$ 238,475		$ 7,000	$ 2,010,367
Stock options granted during period shares									137,788	375,757	766,455	1,060,557
Stock options granted exercises prices									$ 4.50	$ 4.02	$ 4.26	$ 4.19
Proceeds from debt											$ 548,885
2016 Equity Incentive Plan [Member]
Stock available for issuance											910,000
Stock options granted, fair value											$ 2,700,000	$ 3,300,000
Maximum [Member] | 2016 Equity Incentive Plan [Member]
Aggregate number of common stock shares reserved for future issuance											5,000,000
Stock options vesting period											3 years
Minimum [Member] | 2016 Equity Incentive Plan [Member]
Stock options vesting period											0 years
Subsequent Event [Member] | 2016 Equity Incentive Plan [Member]
Stock available for issuance					450,000
Stock options granted during period shares		420,000	560,000
Stock options granted, fair value		$ 1,570,000	$ 2,070,000
Stock options vesting period		1 year 9 months 18 days	4 years 6 months
Subsequent Event [Member] | 2016 Equity Incentive Plan [Member]
Stock available for issuance					600,000
Subsequent Event [Member] | Maximum [Member] | 2016 Equity Incentive Plan [Member]
Aggregate number of common stock shares reserved for future issuance					10,000,000
Stock options granted exercises prices		$ 5.00	$ 5.00
Subsequent Event [Member] | Minimum [Member] | 2016 Equity Incentive Plan [Member]
Aggregate number of common stock shares reserved for future issuance					5,000,000
Stock options granted exercises prices		$ 4.50	$ 4.50
Convertible Promissory Notes [Member]
Debt conversion converted instrument shares											295,000
Debt instrument conversion price per share											$ 4.50
Debt instrument interest rate percentage											10.00%
Stock issued during period value									$ 65,000		$ 170,000
Stock issued during period shares									14,400		45,000
Proceeds from issuance of unsecured debt											$ 1,330,000
Debt instrument term											3 years
Share issued price per share											$ 4.50
Convertible Promissory Notes [Member] | Subsequent Event [Member]
Debt conversion converted instrument amount			$ 1,220,000		$ 1,160,000	$ 1,220,000		$ 1,275,000
Debt instrument face amount					$ 1,330,000	$ 1,330,000			$ 1,330,000
Debt conversion converted instrument shares	295,000				290,000	300,000
Debt instrument conversion price per share	$ 5.00				$ 4.00	$ 4.00			$ 4.00
Debt instrument interest rate percentage	10.00%
Stock issued during period value	$ 222,000
Stock issued during period shares	44,000
Convertible promissory notes					$ 110,000	$ 110,000			$ 110,000
Proceeds from issuance of unsecured debt	$ 1,475,000
Debt instrument term	2 years
Share issued price per share	$ 5.00
Debt instrument maturity date	Mar. 05, 2023
Proceeds from debt								$ 1,160,000
Convertible Promissory Notes [Member] | Subsequent Event [Member] | IPO [Member]
Debt instrument conversion price per share	$ 5.00				$ 4.25	$ 4.25			$ 4.25
Debt instrument interest rate percentage					10.00%
Convertible Promissory Notes [Member] | Subsequent Event [Member] | Third Year Interest [Member]
Debt instrument interest rate percentage					10.00%	10.00%			10.00%
Stock issued during period value					$ 122,000	$ 122,000
Stock issued during period shares					30,000	30,000
Debt instrument term					3 years
Convertible Promissory Notes [Member] | Subsequent Event [Member] | First Year of Interest Prepayment [Member]
Stock issued during period value	$ 147,500
Stock issued during period shares	29,500
Share issued price per share	$ 5.00
Convertible Promissory Notes [Member] | Subsequent Event [Member] | Second Year of Notes [Member]
Share issued price per share	$ 5.00
Convertible Promissory Notes [Member] | Subsequent Event [Member] | Maximum [Member]
Debt instrument conversion price per share					$ 4.50	$ 4.50			$ 4.50
Convertible Promissory Notes [Member] | Subsequent Event [Member] | Maximum [Member] | IPO [Member]
Debt instrument conversion price per share					4.50
Convertible Promissory Notes [Member] | Subsequent Event [Member] | Minimum [Member]
Debt instrument conversion price per share					4.00	$ 4.00			$ 4.00
Convertible Promissory Notes [Member] | Subsequent Event [Member] | Minimum [Member] | IPO [Member]
Debt instrument conversion price per share					$ 4.00
Paycheck Protection Program [Member]
Proceeds from debt							$ 550,000
Paycheck Protection Program [Member] | Subsequent Event [Member]
Debt instrument interest rate percentage				1.00%
Proceeds from debt				$ 620,000
Debt instrument maturity date, description				February 2026
Interim Round III Equity Financing Round [Member] | Subsequent Event [Member]
Stock issued during period shares			78,000	26,700	26,700
Share issued price per share			$ 4.50	$ 4.50	$ 4.50
Proceeds from equity financing			$ 350,000	$ 120,000	$ 120,000